DEBT (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
SCHEDULE OF DEBT

The following table provides a breakdown of the Company’s debt as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Promissory notes	$4,823,645	$3,106,508
Debt discount	(170,048)	-
Total debt	$4,653,597	$3,106,508
Current portion of long-term debt	(2,432,135)	(702,701)
Long-term debt	$2,221,462	$2,403,807

The following table provides a breakdown of the Company’s debt as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Promissory note	$3,106,508	$2,913,788
Other debt	-	815
Total debt	$3,106,508	$2,914,603
Current portion of long-term debt	(702,701)	(536,542)
Long-term debt	$2,403,807	$2,378,061

SCHEDULE OF DEBT REPAYMENT

The following table summarizes the 5-year repayment schedule:

For the years ending December 31,
2024 (remaining nine months)	$530,949
2025	2,634,931
2026	792,056
2027	724,333
2028	141,376
Total	$4,823,645
The following table summarizes the 5-year repayment schedule:
For the years ending December 31,
2024	$702,701
2025	746,042
2026	792,056
2027	724,333
2028	141,376
Total	$3,106,508

Greens Natural Foods, Inc. [Member]
SCHEDULE OF DEBT MATURITIES
2022 (3 remaining months)	$6,983
2023	28,638
2024	29,805
2025	23,148
$88,574